As filed with the Securities and Exchange Commission on December 24, 2015

1933 Act File No. 2-89729

1940 Act File No. 811-03980

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. ☐

Post-Effective Amendment No. 144 ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

Amendment No. 147 ☒

Morgan Stanley

Institutional Fund Trust

(Exact Name of Registrant as Specified in Charter)

522 Fifth Avenue
New York, New York 10036

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (800) 548-7786

Joseph C. Benedetti, Esq.
Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

(Name and Address of Agent for Service)

Copy to:

Carl Frischling, Esq. Kramer Levin Naftalis & Frankel LLP 1177 Avenue of the Americas New York, New York 10036	Stuart M. Strauss, Esq. Dechert LLP 1095 Avenue of the Americas New York, New York 10036

It is proposed that this filing will become effective (check appropriate box)

Immediately upon filing pursuant to paragraph (b)
☒	On January 8, 2016 pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)(1)
On (date) pursuant to paragraph (a)(1)
75 days after filing pursuant to paragraph (a)(2)
On (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:
☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The sole purpose of this filing is to delay the effectiveness of the Trust’s Post-Effective Amendment No. 137 to its Registration Statement until January 8, 2016.  Parts A, B and C of Registrant’s Post-Effective Amendment No. 137 under the Securities Act of 1933 and Amendment No. 140 under the Investment Company Act of 1940, filed on July 31, 2015, are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 24th day of December, 2015.

MORGAN STANLEY INSTITUTIONAL FUND TRUST

/s/ John H. Gernon
John H. Gernon
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 144 has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE		TITLE	DATE

(1) Principal Executive Officer		President and Principal Executive Officer	December 24, 2015

By	/s/ John H. Gernon
John H. Gernon

(2) Principal Financial Officer		Principal Financial Officer	December 24, 2015

By	/s/ Francis J. Smith
Francis J. Smith

(3) Majority of the Trustees

INDEPENDENT TRUSTEES
Frank L. Bowman		Joseph J. Kearns
Kathleen A. Dennis		Michael F. Klein
Nancy C. Everett		Michael E. Nugent (Chairman)
Jakki L. Haussler		W. Allen Reed
Dr. Manuel H. Johnson		Fergus Reid

By	/s/ Carl Frischling		December 24, 2015
Carl Frischling
Attorney-In-Fact for the
Independent Trustees

INTERESTED TRUSTEE
James F. Higgins

By	/s/ Joseph C. Benedetti		December 24, 2015
Joseph C. Benedetti
Attorney-In-Fact for the
Interested Trustee